Stock Awards (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Weighted-average assumptions used to compute the fair value of all options granted
Income tax benefit recognized relating to stock-based compensation expense	$ 0
Tax benefits realized from exercised stock options	0
Stock Options
Weighted-average assumptions used to compute the fair value of all options granted
Risk-free interest rate, minimum (as a percent)	1.01%	1.35%	0.79%	1.08%	1.55%
Risk-free interest rate, maximum (as a percent)	1.15%	1.40%	1.40%	2.70%	2.84%
Expected volatility, minimum (as a percent)			57.90%	58.30%	68.50%
Expected volatility, maximum (as a percent)			59.90%	59.20%	75.00%
Expected volatility (as a percent)	56.80%	57.90%
Unrecognized compensation costs related to unvested stock options	$ 2.3		$ 1.8
Weighted-average period over which unrecognized compensation costs are expected to be recognized	2 years 9 months 22 days		2 years 7 months 17 days
Stock Options | Minimum
Weighted-average assumptions used to compute the fair value of all options granted
Expected life	5 years 11 months 23 days	5 years 10 months 28 days	5 years 10 months 28 days	5 years 8 months 8 days	5 years 5 months 12 days
Stock Options | Maximum
Weighted-average assumptions used to compute the fair value of all options granted
Expected life	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days